Prepayments to Suppliers, Net	12 Months Ended
Dec. 31, 2010
Prepayments to Suppliers, Net [Abstract]
PREPAYMENTS TO SUPPLIERS, NET

(4)	PREPAYMENTS TO SUPPLIERS, NET

In order to secure a stable supply of silicon materials and other raw materials, the Group makes prepayments to certain suppliers. Prepayments of which the Group expects to take delivery of the inventory after the next twelve months are classified as non-current assets in the Group’s consolidated balance sheets. Prepayments to suppliers are reclassified to inventories when the Group applies the prepayment to related purchases of silicon materials. Such non-cash reclassifications from prepayment to inventories, which were included in the “Changes in operating assets and liabilities” in the Group’s consolidated statements of cash flows, amounted to US$1,531,693, US$579,233 and US$337,930 for the years ended December 31, 2008, 2009 and 2010, respectively.

The Group monitors suppliers to ensure the timely delivery of goods in accordance with agreed schedule. Management assesses the recoverability of prepayments by analyzing specific supplier accounts that have known or potential settlement or recoverability issues.

The following table presents the movement of the provision for doubtful recoveries.

	Year Ended	Year Ended	Year Ended
	December 31, 2008	December 31, 2009	December 31, 2010

Beginning balance	—	20,582	38,456
Additions	20,582	17,874	4,749
Reversal of provision for doubtful recoveries	—	—	(2,411)
Write-off of prepayments to suppliers charged	—	—	—

Ending balance	20,582	38,456	40,794